(a) Investments in entities under joint control - Additional Information (Detail) ₨ in Millions, $ in Millions		12 Months Ended
	Sep. 17, 2020	Mar. 31, 2023 INR (₨)	Dec. 14, 2022	Aug. 05, 2022 INR (₨)	Aug. 05, 2022 USD ($)
RPPL
Disclosure of joint operations [line items]
Committed funding amount				₨ 412	$ 5
Carrying value of investment including goodwill		₨ 2,601
Goodwill		2,366
3E NV
Disclosure of joint operations [line items]
Post acquisition share of profits (losses)		99
Percentage of voting equity interests acquired			40.00%
Fluence Energy Singapore Pte. Ltd
Disclosure of joint operations [line items]
Post acquisition share of profits (losses)		₨ (6)
Committed funding amount | $					$ 10
VG DTL Transmissions Private Limited
Disclosure of joint operations [line items]
Proportion of ownership interest in joint operation	5000.00%